Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Table Text Block Supplement [Abstract]
Schedule of Income Taxes
Income taxes consisted of the following for the periods presented (in thousands):

	Year Ended December 31,
	2024	2023
Current:
Federal	$—	$—
State	1	9

Total	1	9

Deferred:
Federal	—	—
State	—	—

Total	—	—

Income taxes	$1	$9

Schedule of effective income tax rate reconciliation
The Company’s effective income tax rate reconciliation was composed of the following for the periods presented (in thousands):

	Year Ended December 31,
	2024	2023
Federal statutory rate, benefit	$(14,586)	$(11,958)
State income taxes, net of benefit	(5,318)	(4,881)
Nondeductible expenses	35	153
Stock-based compensation	2,566	1,618
Change in valuation allowance	20,366	18,099
R&D credits	(3,084)	(3,022)
Other	22	—

Income taxes	$1	$9

Schedule of net deferred tax assets
Deferred Income Taxes
The components of net deferred tax assets were as follows for the periods presented (in thousands):

	December 31,
	2024	2023
Deferred tax assets:
Net operating loss carryforwards	$47,448	$35,486
Accrued expenses and other current liabilities	1,666	1,212
Charitable contributions	22	8
Depreciation and amortization	930	756
Stock-based compensation	233	—
Operating lease liabilities	2,136	1,848
Capitalized research and development expense	12,920	8,659
Tenant improvement allowance	—	4
Section 195 capitalization	369	418
Research and development credits	12,076	8,764

Total deferred tax assets	77,800	57,155
Less: valuation allowance	(75,737)	(55,372)

Total deferred tax assets, net of valuation allowance	2,063	1,783

Deferred tax liabilities:
Operating lease right-of-use assets	(2,064)	(1,784)
Other	1	1

Total deferred tax liabilities	(2,063)	(1,783)

Net deferred tax assets	$—	$—

Schedule of tax credit carryforwards
Available Carryforwards
As of December 31, 2024, NOLs and tax credit carryforwards were as follows (in millions):

	Amount	Expiration Years
NOLs, federal	$160.8	Indefinite
NOLs, state	154.3	2039
Research and development tax credits, federal	9.4	2039
Research and development tax credits, state	6.7	Indefinite

Schedule of unrecognized tax benefits
Uncertain Tax Positions
A reconciliation of the beginning and ending balance of total gross unrecognized tax benefits was as follows for the periods presented (in thousands):

	December 31,
	2024	2023
Beginning balance of unrecognized tax benefits	$2,441	$1,679
Gross increases based on tax positions related to current year	795	762
Gross increases based on tax positions related to prior years	33	—

Ending balance of unrecognized tax benefits	$3,269	$2,441